CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net (loss) / income	¥ 614,470	¥ 446,650	¥ (426,492)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Share based compensation	9,405	16,281	9,401
Depreciation and amortization	797,671	685,345	595,792
Allowance for doubtful accounts	(4,746)	15,383	91,016
Write off of other current asset	19,078
Inventory provision	6,905	15,073	119,936
Allowance for advance to third party suppliers	1,045	56,980	10,392
Amortization of deferred issuance cost and accretion of convertible notes			35,030
Change in fair value of derivatives	(44,033)	(84,484)	51,867
Gain on acquisition of a subsidiary		(4,628)
Loss/(income) from equity method investments	(2,147)	441	2,108
Revaluation gain from acquisition of a subsidiary		(3,652)
Exchange gain	(11,274)	(850)	(261)
(Gain)/loss from disposal of fixed assets	21,182	16,831	(950)
Impairment loss on project assets	32,574	0
Deferred income taxes	(96,648)	(116,232)	(28,489)
Changes in operating assets and liabilities:
(Increase)/decrease in notes receivables	(762,727)	132,240	(58,263)
Decrease/(increase) in accounts receivables from third party customers	(659,587)	(1,346,434)	847,518
(Increase)/decrease in accounts receivables from related party customers	213,801	(86,579)	(196,481)
(Increase)/decrease in inventories	218,821	(551,171)	(500,761)
Decrease in advance to third party suppliers	115,409	265,094	175,581
(Increase)/decrease in advance to related party suppliers	4,194	43,458	(2,586)
Decrease /(increase) in other current assets and amount due from related parties	257,846	(167,030)	256,591
Increase in prepaid land use rights			(225,410)
Increase/(decrease) in accounts payable	(380,832)	887,668	598,716
(Decrease)/increase in tax payable	45,780	81,723	(80,819)
Increase in advance from customers	447,908	41,236	125,848
Increase in other payables	132,153	105,044	90,385
Increase in payroll and welfare payables	60,452	31,499	7,363
(Decrease)/increase in accrued expenses	119,878	(18,669)	(60,821)
Decrease in interest payable			(4,123)
(Decrease)/increase in amounts due to related parties	(637)	4,301	(6,019)
Increase in accrued warranty costs	128,392	92,843	44,671
Decrease in other long-term liabilities	(26,788)	(32,192)	(6,063)
Net cash provided by operating activities	1,257,545	526,169	1,464,677
Cash flows from investing activities:
Purchase of property, plant and equipment	(891,925)	(649,624)	(381,657)
Proceeds from disposal of property, plant and equipment	3,576	6,420	3,668
Purchase of intangible assets	(1,818)	(945)	(5,561)
Investments in project assets	(382,817)	(473,663)	(8,405)
Government grants received	230	45,300	126,900
Proceeds from disposal of a subsidiary		(3,038)
Cash paid for acquisition of a subsidiary, net of cash acquired		(38,945)	45,109
Cash paid for purchase of an equity investee		(13,600)
Decrease/(increase) in restricted cash	169,566	(244,671)	(394,034)
Net cash used in investing activities	(1,103,188)	(1,372,766)	(613,980)
Cash flows from financing activities:
Proceeds from short-term borrowings	2,969,303	2,913,292	1,534,339
Proceeds from long-term borrowings	797,017	1,810,400
Proceeds from financing lease	41,808
Proceeds from exercise of stock options	1,196	2,171	3,389
Proceeds from issuance of ordinary shares			128,529
Proceeds from issuance of ordinary shares upon exercise of warrants		286,747	143,107
Repayment of short-term borrowings	(3,084,106)	(1,758,307)	(1,411,716)
Repurchase of shares	139,753
Repayment of long-term borrowings	(22,000)	(2,377,034)	(1,429,547)
Repayment of convertible notes			(740,027)
Net cash provided by/(used in) financing activities	563,465	877,269	(1,771,926)
Effect of exchange rate changes on cash and cash equivalents	10,463	4,597	9,507
Net increase/(decrease) in cash and cash equivalents	728,285	35,269	(911,722)
Cash and cash equivalents at the beginning of the year	2,155,009	2,119,740	3,031,462
Cash and cash equivalents at the end of the year	2,883,294	2,155,009	2,119,740
Supplemental disclosure of cash flow information:
Cash paid for interest (net of amounts capitalized)	224,237	290,026	300,282
Cash paid for income tax	160,526	121,088	84,377
Supplemental schedule of non-cash investing and financing activities:
Purchases of property, plant and equipment included in other payables and long-term liabilities	286,114	195,069	221,232
Purchases of project assets included in other payables	187,230	¥ 134,667
Swap accounts receivable from third party customers for equity method investment	¥ 39,498
Project assets transferred from inventories			¥ 39,341